Supplement dated September 14, 2009 to the
Class A Shares, Class B Shares, Class C Shares
and Class I Shares Prospectuses

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Leaders Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund,
each as previously supplemented on August 14, 2009

Dated April 30, 2009
VAN KAMPEN ENTERPRISE FUND,
as previously supplemented on August 14, 2009 and April 30, 2009
VAN KAMPEN HARBOR FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN LIMITED DURATION FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN REAL ESTATE SECURITIES FUND,
as previously supplemented on August 14, 2009
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
as previously supplemented on August 14, 2009

Dated March 31, 2009
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
as previously supplemented on August 14, 2009

The Prospectuses are hereby supplemented as follows:

1)     The third sentence in the first paragraph of the section titled “Purchase of Shares – General” is hereby deleted in its entirety and replaced with the following:

Class A Shares, Class B Shares and Class C Shares are generally available for purchase by retail investors through authorized dealers and Class I Shares are generally available for purchase only by eligible institutions, retirement accounts and fee-based investment programs.

2)     The third paragraph of the section titled “Purchase of Shares – How to Buy Shares” is hereby deleted in its entirety and replaced with the following:

Class I Shares may be purchased on any business day through an authorized dealer, administrator, custodian, trustee, record keeper or financial adviser, who will submit orders to the Fund’s shareholder service agent, Investor Services, or Class I Shares may be purchased directly through the Distributor as described herein.

3)     The first two paragraphs of the section titled “Purchase of Shares – Class I Shares” are hereby deleted in their entirety and replaced with the following:

Class I Shares of the Fund are offered without any upfront or deferred sales charges on purchases or sales and without any ongoing distribution (12b-1) fee or service fee. Class I Shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1,000,000, (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1,000,000, (iv) qualified state tuition plan (529 plan) accounts and (v) certain Van Kampen investment companies.

4)     The last sentence in the third paragraph of the section titled “Purchase of Shares – Class I Shares” is hereby deleted in its entirety and replaced with the following:

Eligible institutions referenced in item (i) in the preceding paragraph may only purchase Class I Shares directly from the Distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT22 9/09